Stockholders' Equity (Deficit) and Mezzanine Equity - Common Stock Warrants (Details)		12 Months Ended
	Aug. 09, 2022 Lender shares	Dec. 31, 2022 lender $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017
Stock Option Plan
Warrants outstanding (in shares)	91,130
Number of lenders	2	2
Exchange ratio	0.97	0.97
Common Stock Warrants
Stock Option Plan
Warrants outstanding (in shares)		0	88,756	91,310
Weighted Average Exercise Price ($ per share) | $ / shares		$ 0	$ 1.59	$ 1.54
Term of warrants (in years)				10 years
Exchange ratio					0.97
Number of warrants to purchase common stock (in shares)		72,434